CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2024
Regulated Operations [Abstract]
Summary of Company's Capital Structure	As at December 31, 2024 and 2023, the Company’s capital structure was as follows:

As at December 31 (millions of dollars)	2024	2023
Short-term notes payable	200	279
Long-term debt payable within one year	1,150	700
Less: cash and cash equivalents	(716)	(79)
	634	900

Long-term debt	16,329	14,710
Common shares	5,713	5,706
Retained earnings	6,360	5,947
Total capital	29,036	27,263